Operating profit - Financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating profit
Losses on forward foreign exchange contracts	$ (86)	$ (112)	$ (100)
Gains on receivables and payables	89	66	43
Total	$ 3	$ (46)	$ (57)